Series A Units (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 02, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Series A Units
Number of units authorized			9,965,000	9,965,000
Number of units outstanding		0	9,965,000	9,965,000
Stated value of unit			$ 1	$ 1
Annum rate of return		8.00%	8.00%	8.00%
Series A units subject to possible redemption			$ 28,895,316	$ 26,686,397
Original investment			$ 10,000,000	$ 10,000,000
Carrying amount written off	$ 28,895,316